Long Term Debt - Credit Facilities (Details) (USD $) In Thousands, unless otherwise specified			6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Revolving Credit Facility [Member]	Jan. 31, 2012 Unused Amount Drawn Down [Member]
Number of open reducing credit facilities	7
Number of credit facilities with reducing revolving credit component and term bank loan component	2
Credit facility amount drawn down	$ 1,007,072	$ 1,030,798		$ 28,358
Libor plus spread minimum			1.24%
Libor plus spread maximum			5.19%